Business Combination (Tables)	9 Months Ended
Sep. 30, 2022
Business Combinations [Abstract]
Summary of Company's shares of common stock
Immediately after giving effect to the Business Combination and the PIPE, the Company’s shares of common stock consisted of the following:

Common stock — Legacy Amprius	65,777
Common stock — PIPE investment	2,052
Common stock — Kensington	16,340

Total shares of common stock immediately after Business Combination	84,169